Loan Operations and Lease Operations Portfolio - Summary of Loan Operations and Lease Operations by Type (Parenthetical) (Detail) - BRL (R$) R$ in Millions						12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (33,373)		R$ (36,737)	R$ (36,763)		R$ (33,373)	R$ (36,737)
Commitments released	(2,601)	R$ (3,015)	(3,015)	R$ (2,691)	R$ (2,691)	(2,601)	(3,015)
Financial guarantees pledged [member]
Disclosure of loans and lease operations [Line Items]
Provision for Expected Loss	R$ (1,191)		R$ (1,907)			R$ (1,191)	R$ (1,907)